Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information [Abstract]
Segment Information

19. Segment Information

 The Group's chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decision about allocating resources and assessing performance of the group prior to the third quarter of 2015. Following the further expansion of the retail online platform business, the Group operated and reviewed its performance in two segments: (i) the brand e-commerce segment, which provides ecommerce solutions to brand partners, including IT services, store operations, digital marketing, customer services, warehousing and fulfillment, and (ii) the Maikefeng segment, which operates the retail online platform, Maikefeng. Segment information in periods prior to the third quarter of 2015 was restated to be consistent with that of periods starting from third quarter of 2015. Furthermore, the Group's chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented. The following tables summarize the Group's revenue and total operating income (loss) generated by its segments.

	For Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB

Net Revenue
Brand e-commerce	1,521,836	1,555,404	2,528,969
Maikefeng	—	29,016	69,474

Total consolidated net revenue	1,521,836	1,584,420	2,598,443

Operating (loss) income
Brand e-commerce	(40,985)	(39,762)	63,734
Maikefeng	—	(17,094)	(55,283)

Total Operating (loss) income	(40,985)	(56,856)	8,451

The Group mainly operates in the PRC and most of the Group's long-lived assets are located in the PRC. Most of the Group's revenues are derived from the PRC.

Depreciation expense, including amortization of capitalized internal-use software costs and other corporate property and equipment depreciation expense, and share-based compensation expenses are allocated to all segments based on usage. The depreciation expense and share-based compensation expenses were mainly from the segment of brand e-commerce for the years ended December 31, 2013, 2014 and 2015.